Contents Of Significant Accounts - Equity Settled Share Based Payment Of Restricted Stock Plans For Employees (Detail) - Restricted Stock Plan For Employees [Member] shares in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares shares
2024 Plan [Member] | 1st Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution date of UMC's shareholders meeting	May 30, 2024
Maximum shares to be issued (in thousands)	66,000
Eligible employees	Qualified employees of the Company
Issuance of shares (in thousands)	32,956
Issuance date	December 5, 2024
Weighted-average fair value on the grant date (NT$/ per share) | $ / shares	$ 39.27
2022 Plan [Member] | 1st Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Eligible employees	Qualified employees of the Company
Issuance of shares (in thousands)	23,060
Issuance date	December 5, 2022
Weighted-average fair value on the grant date (NT$/ per share) | $ / shares	$ 44.4
2022 Plan [Member] | 2nd Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution date of UMC's shareholders meeting	May 27, 2022
Maximum shares to be issued (in thousands)	50,000
Issuance of shares (in thousands)	26,728
Issuance date	December 5, 2023
Weighted-average fair value on the grant date (NT$/ per share) | $ / shares	$ 48.9
2020 Plan [Member] | 1st Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Eligible employees	Qualified employees of UMC
Issuance of shares (in thousands)	200,030
Issuance date	September 1, 2020
Weighted-average fair value on the grant date (NT$/ per share) | $ / shares	$ 21.8
2020 Plan [Member] | 2nd Tranche [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Resolution date of UMC's shareholders meeting	Jun. 10, 2020
Maximum shares to be issued (in thousands)	233,200
Issuance of shares (in thousands)	1,268
Issuance date	June 9, 2021
Weighted-average fair value on the grant date (NT$/ per share) | $ / shares	$ 53